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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03326

                Morgan Stanley U.S. Government Money Market Trust
               (Exact name of registrant as specified in charter)

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
  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)
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                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: January 31, 2008

Date of reporting period: October 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED)

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
                                                                              ANNUALIZED
PRINCIPAL                                                                       YIELD
AMOUNT IN                                                                     ON DATE OF        MATURITY
THOUSANDS                             DESCRIPTION                              PURCHASE           DATE             VALUE
---------  ----------------------------------------------------------------  -----------  --------------------  ------------
           U.S. GOVERNMENT AGENCY - DISCOUNT NOTES (41.5%)
 $  1,062  Federal Farm Credit Banks                                             5.27   %       11/21/07           1,059,027
  292,000  Federal Home Loan Banks                                           4.40 - 5.12  11/01/07 - 02/19/08    291,953,717
   10,000  Federal Home Loan Mortgage Corp.                                      5.20           12/31/07           9,916,233
   13,921  Federal National Mortgage Assoc.                                  4.52 - 5.25  11/01/07 - 01/04/08     13,874,348
                                                                                                                ------------
           TOTAL U.S. GOVERNMENT AGENCY - DISCOUNT NOTES
              (Cost $316,803,325)                                                                                316,803,325
                                                                                                                ------------
           U.S. GOVERNMENT AGENCY - FLOATING RATE NOTES (24.1%)
   20,000  Federal Farm Credit Banks                                             4.95   +      11/20/07*          20,004,175
  133,500  Federal Home Loan Banks                                           4.94 - 5.54+ 11/14/07 - 02/22/08*   133,490,386
   30,000  Federal Home Loan Mortgage Corp.                                      5.07   +      12/30/07*          29,983,828
                                                                                                                ------------
           TOTAL U.S. GOVERNMENT AGENCY - FLOATING RATE NOTES
              (Cost $183,478,389)                                                                                183,478,389
                                                                                                                ------------
           U.S. GOVERNMENT AGENCY - DEBENTURE BONDS (19.7%)
  107,640  Federal Home Loan Banks                                           4.45 - 5.29  01/11/08 - 11/05/08    107,445,630
   24,212  Federal Home Loan Mortgage Corp.                                  4.61 - 5.21  12/12/07 - 06/04/08     24,114,645
   19,112  Federal National Mortgage Assoc.                                  4.50 - 5.30  11/01/07 - 06/09/08     19,092,562
                                                                                                                ------------
           TOTAL U.S. GOVERNMENT AGENCY - DEBENTURE BONDS
              (Cost $150,652,837)                                                                                150,652,837
                                                                                                                ------------
           REPURCHASE AGREEMENTS (17.5%)
   83,700  Barclays Capital Inc. (dated 10/31/07; proceeds $83,711,462) (a)      4.93           11/01/07          83,700,000
   10,000  Barclays Capital Inc. (dated 10/29/07; proceeds $10,038,500) (b)      4.62           11/28/07          10,000,000
   10,000  Barclays Capital Inc. (dated 07/03/07; proceeds $10,220,000) (c)      5.28           11/30/07          10,000,000
   20,000  Deutsche Bank Securities, Inc. (dated 10/25/07; proceeds
              $20,074,111) (d)                                                   4.60           11/23/07          20,000,000
   10,000  Deutsche Bank Securities, Inc. (dated 10/15/07; proceeds
              $10,116,600) (d)                                                   4.77           01/11/08          10,000,000
                                                                                                                ------------
           TOTAL REPURCHASE AGREEMENTS (Cost $133,700,000)                                                       133,700,000
                                                                                                                ------------
           TOTAL INVESTMENTS (Cost $784,634,551) (e)                                             102.8%          784,634,551
           LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (2.8)           (21,287,709)
                                                                                                 -----          ------------
           NET ASSETS                                                                            100.0%         $763,346,842
                                                                                                 =====          ============
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----------
+    Rates shown are rates in effect at October 31, 2007.

*    Date of next interest rate reset.

(a) Collateralized by Federal National Mortgage Assoc. 4.50% - 6.00% due 09/01/35 - 10/01/37 valued at $85,374,000.

(b) Collateralized by Federal National Mortgage Assoc. 5.50% due 12/01/35 valued at $10,200,000.

(c) Collateralized by Federal National Mortgage Assoc. 5.00% - 6.00% due 04/01/37 - 05/01/37 valued at $10,200,000.

(d) Collateralized by Government National Mortgage Assoc. 4.00% - 7.00% due 11/15/18 - 07/15/37 and Federal Home Loan Mortgage Corp. 4.50% - 7.50% due 06/01/17 - 10/01/37 valued at $30,600,000.

(e)  Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's/Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 20, 2007


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